Expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses [Line Items]
Share-based compensation expense (recovery)	$ 55,253	$ (3,950)
Revenue	2,649,963	3,283,514
Atlas Methanol Company Unlimited
Expenses [Line Items]
Revenue	$ 250,996	$ 359,425